Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The financial statements of the Plan have been prepared in accordance with generally accepted accounting principles in the U.S. (“U.S. GAAP”). The Financial Statements of the plan are prepared on an accrual basis of accounting. Benefits are recorded when paid. The preparation of financial statements in accordance with U.S. GAAP requires management to make a number of judgments, estimates and assumptions that affect the amounts reported in the financial statements and related disclosures. These estimates are based on information available as of the date of the financial statements. While management makes its best judgment, actual amounts or results could differ from these estimates.
Investment Valuation and Income Recognition

The Plan’s investments are reported at fair value with the exception of fully benefit-responsive investment contracts, which are reported at contract value. Securities transactions are recorded as of the trade date.

The fair value of shares of registered investment companies is based on quoted market prices, which represent the net asset values of shares held by the Plan as of year end.

Capital One Stock Fund is not traded on an active market. The unit value of the Capital One Stock Fund is based on the closing price of the Company’s stock and the value of the money market component on the last business day of the Plan year. The Company’s stock is listed and traded on the New York Stock Exchange.

Collective investment trusts are classified as Level 2 in the fair value hierarchy as of December 31, 2025 and 2024. Each collective investment trust provides for daily redemptions by the Plan at reported net asset value per share, with no advance notice requirements for participants and 30 days advance notice requirement for the Plan. There were no unfunded commitments as of December 31, 2025 and 2024.

Self-managed funds are invested in underlying market securities that are traded on active markets and common collective trusts. The unit value for each fund is based on the closing price of the underlying sub-advisor stock and market holdings.

The Plan’s investment in the Invesco Stable Value Fund has underlying investments in synthetic guaranteed investment contracts (“synthetic GICs”) and cash equivalents, and is measured and accounted for based on contract value. The contract value is equal to the principal balance plus accrued interest, which represents the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.

Interest income on investments is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Net appreciation or depreciation of investments is reflected in statements of changes in net assets available for benefits.

Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Management has evaluated notes receivable from participants for collectability and has determined that no allowance is considered necessary.

Unsettled Trades in Conjunction with the Plan Merger
Unsettled trades in conjunction with the Plan Merger represents the amount of funds that will be received upon settlement date for Discover 401(k) Plan investments that have been sold, but not yet settled as of year end.
Risks and Uncertainties

The Plan invests in many types of investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.